Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.98%
Aerospace & Defense–1.89%
BWX Technologies, Inc.	198,025	$10,665,627
Curtiss-Wright Corp.	145,464	21,842,874
		32,508,501
Air Freight & Logistics–0.77%
Hub Group, Inc., Class A(b)	171,801	13,264,755
Airlines–0.53%
Spirit Airlines, Inc.(b)	420,198	9,189,730
Alternative Carriers–0.94%
EchoStar Corp., Class A(b)(c)	668,091	16,261,335
Aluminum–0.91%
Kaiser Aluminum Corp.	167,178	15,741,480
Application Software–5.24%
Bottomline Technologies (DE), Inc.(b)	298,903	16,941,822
Consensus Cloud Solutions, Inc.(b)(c)	166,014	9,982,422
Envestnet, Inc.(b)(c)	145,889	10,859,977
Olo, Inc., Class A(b)(c)	329,761	4,369,333
Paycor HCM, Inc.(b)(c)	753,785	21,942,681
Q2 Holdings, Inc.(b)(c)	325,768	20,083,597
Sprout Social, Inc., Class A(b)	75,245	6,028,630
		90,208,462
Asset Management & Custody Banks–2.05%
Federated Hermes, Inc., Class B(c)	497,230	16,935,654
Focus Financial Partners, Inc., Class A(b)	400,813	18,333,186
		35,268,840
Auto Parts & Equipment–2.25%
Dorman Products, Inc.(b)	214,943	20,426,033
Visteon Corp.(b)(c)	167,778	18,309,613
		38,735,646
Automotive Retail–2.84%
AutoNation, Inc.(b)(c)	301,261	29,999,571
Monro, Inc.(c)	424,548	18,824,458
		48,824,029
Biotechnology–1.23%
Avid Bioservices, Inc.(b)(c)	732,562	14,922,288
Twist Bioscience Corp.(b)(c)	127,228	6,282,519
		21,204,807
Building Products–2.30%
Masonite International Corp.(b)	175,137	15,576,685
Zurn Water Solutions Corp.	676,047	23,932,064
		39,508,749
Casinos & Gaming–0.57%
Boyd Gaming Corp.	149,449	9,830,755
Construction & Engineering–1.37%
Primoris Services Corp.	369,658	8,805,253
Shares		Value
Construction & Engineering–(continued)
Valmont Industries, Inc.	61,713	$14,724,722
		23,529,975
Construction Machinery & Heavy Trucks–0.65%
Allison Transmission Holdings, Inc.	283,799	11,141,949
Construction Materials–1.31%
Summit Materials, Inc., Class A(b)	723,247	22,464,052
Data Processing & Outsourced Services–1.06%
Paya Holdings, Inc., Class A(b)	1,588,405	9,308,053
Payoneer Global, Inc.(b)	2,009,058	8,960,399
		18,268,452
Diversified Banks–0.63%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	301,240	10,808,491
Diversified Metals & Mining–1.09%
Compass Minerals International, Inc.(c)	298,595	18,748,780
Electrical Components & Equipment–2.55%
Atkore, Inc.(b)	263,272	25,916,495
Regal Rexnord Corp.	120,302	17,898,532
		43,815,027
Gas Utilities–3.22%
National Fuel Gas Co.	325,950	22,392,765
Northwest Natural Holding Co.	322,897	16,700,233
Suburban Propane Partners L.P.	1,016,141	16,359,870
		55,452,868
Health Care Equipment–3.59%
AtriCure, Inc.(b)	317,648	20,859,944
CryoPort, Inc.(b)	403,417	14,083,288
Heska Corp.(b)(c)	76,310	10,552,147
Tandem Diabetes Care, Inc.(b)	139,315	16,200,941
		61,696,320
Health Care Facilities–4.11%
Acadia Healthcare Co., Inc.(b)	453,784	29,736,466
Tenet Healthcare Corp.(b)	476,823	40,987,705
		70,724,171
Health Care REITs–0.49%
Sabra Health Care REIT, Inc.	561,299	8,357,742
Health Care Services–2.92%
Addus HomeCare Corp.(b)	221,250	20,640,413
LHC Group, Inc.(b)	175,229	29,543,609
		50,184,022
Health Care Supplies–0.43%
BioLife Solutions, Inc.(b)(c)	328,359	7,463,600
Health Care Technology–1.84%
Inspire Medical Systems, Inc.(b)	123,141	31,609,063

See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Homebuilding–1.67%
Skyline Champion Corp.(b)	152,960	$8,394,445
TopBuild Corp.(b)(c)	111,948	20,306,248
		28,700,693
Hotel & Resort REITs–1.24%
DiamondRock Hospitality Co.(b)	2,105,847	21,269,055
Human Resource & Employment Services–3.42%
ASGN, Inc.(b)	256,228	29,904,370
Korn Ferry	445,363	28,921,873
		58,826,243
Hypermarkets & Super Centers–1.61%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	411,013	27,788,589
Industrial Machinery–2.98%
EnPro Industries, Inc.(c)	194,635	19,021,679
Evoqua Water Technologies Corp.(b)	685,981	32,227,387
		51,249,066
Interactive Media & Services–2.16%
Bumble, Inc., Class A(b)(c)	225,732	6,541,714
Ziff Davis, Inc.(b)	316,222	30,603,965
		37,145,679
Investment Banking & Brokerage–1.83%
Stifel Financial Corp.	462,909	31,431,521
Leisure Facilities–0.95%
Cedar Fair L.P.(b)	298,790	16,373,692
Life Sciences Tools & Services–1.60%
Azenta, Inc.(c)	332,734	27,576,994
Metal & Glass Containers–0.86%
Silgan Holdings, Inc.	321,223	14,850,139
Multi-Utilities–1.49%
Avista Corp.(c)	567,938	25,642,401
Office Services & Supplies–0.54%
ACCO Brands Corp.	1,151,724	9,213,792
Oil & Gas Drilling–0.82%
Helmerich & Payne, Inc.(c)	329,471	14,094,769
Oil & Gas Equipment & Services–0.79%
NOV, Inc.	697,203	13,672,151
Oil & Gas Exploration & Production–2.21%
Chesapeake Energy Corp.	257,419	22,395,453
CNX Resources Corp.(b)(c)	756,775	15,680,378
		38,075,831
Oil & Gas Storage & Transportation–0.57%
Equitrans Midstream Corp.(c)	1,168,704	9,863,862
Packaged Foods & Meats–1.40%
Simply Good Foods Co. (The)(b)(c)	636,049	24,138,060
Personal Products–1.01%
BellRing Brands, Inc.(b)	756,736	17,465,467
Pharmaceuticals–1.00%
Collegium Pharmaceutical, Inc.(b)	421,448	8,580,681
Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(b)	142,148	$8,698,036
		17,278,717
Property & Casualty Insurance–1.05%
Definity Financial Corp. (Canada)	704,416	17,991,443
Regional Banks–8.60%
BankUnited, Inc.	509,085	22,379,377
Berkshire Hills Bancorp, Inc.(c)	428,936	12,426,276
Cathay General Bancorp	426,163	19,070,794
Columbia Banking System, Inc.	243,341	7,852,614
FB Financial Corp.(c)	232,058	10,308,016
Heritage Financial Corp.	413,136	10,353,188
OceanFirst Financial Corp.	508,972	10,230,337
Pacific Premier Bancorp, Inc.	529,925	18,732,849
Silvergate Capital Corp., Class A(b)	86,619	13,042,223
Webster Financial Corp.	421,120	23,633,255
		148,028,929
Research & Consulting Services–3.29%
CACI International, Inc., Class A(b)	89,325	26,910,049
KBR, Inc.	542,945	29,715,380
		56,625,429
Restaurants–1.91%
Denny’s Corp.(b)(c)	1,136,019	16,256,432
Texas Roadhouse, Inc.	197,962	16,575,358
		32,831,790
Semiconductor Equipment–1.12%
MKS Instruments, Inc.(c)	127,920	19,188,000
Semiconductors–2.60%
Allegro MicroSystems, Inc. (Japan)(b)(c)	440,773	12,517,953
Ambarella, Inc.(b)	107,080	11,234,834
Semtech Corp.(b)	302,975	21,008,286
		44,761,073
Specialized REITs–3.17%
Four Corners Property Trust, Inc.	881,253	23,829,081
National Storage Affiliates Trust	489,158	30,699,556
		54,528,637
Specialty Chemicals–0.79%
Amyris, Inc.(b)	934,733	4,075,436
NewMarket Corp.(c)	29,432	9,547,152
		13,622,588
Thrifts & Mortgage Finance–1.52%
WSFS Financial Corp.(c)	562,641	26,230,323
Total Common Stocks & Other Equity Interests (Cost $1,273,947,852)		1,703,276,534
Money Market Funds–2.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	13,520,230	13,520,230
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	8,418,839	8,416,313
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	15,451,692	$15,451,692
Total Money Market Funds (Cost $37,388,095)		37,388,235
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.15% (Cost $1,311,335,947)		1,740,664,769
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.21%
Invesco Private Government Fund, 0.31%(d)(e)(f)	52,702,246	52,702,246
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.34%(d)(e)(f)	122,984,205	$122,971,904
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $175,678,100)		175,674,150
TOTAL INVESTMENTS IN SECURITIES–111.36% (Cost $1,487,014,047)		1,916,338,919
OTHER ASSETS LESS LIABILITIES—(11.36)%		(195,547,589)
NET ASSETS–100.00%		$1,720,791,330
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,178,802	$40,845,516	$(36,504,088)	$-	$-	$13,520,230	$1,459
Invesco Liquid Assets Portfolio, Institutional Class	5,021,706	29,175,368	(25,778,831)	140	(2,070)	8,416,313	650
Invesco Treasury Portfolio, Institutional Class	10,490,060	46,680,589	(41,718,957)	-	-	15,451,692	873
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	56,111,634	93,781,353	(97,190,741)	-	-	52,702,246	13,025*
Invesco Private Prime Fund	130,927,142	178,671,692	(186,591,208)	4,731	(40,453)	122,971,904	41,637*
Total	$211,729,344	$389,154,518	$(387,783,825)	$4,871	$(42,523)	$213,062,385	$57,644

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,703,276,534	$—	$—	$1,703,276,534
Money Market Funds	37,388,235	175,674,150	—	213,062,385
Total Investments	$1,740,664,769	$175,674,150	$—	$1,916,338,919
Invesco Main Street Small Cap Fund®